CONTRACTUAL OBLIGATIONS AND RIGHTS (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
Schedule of contractual obligations
The following table summarizes the Group's contractual obligations as of December 31, 2023.

USDm	2024	2025	2026	2027	2028	Thereafter	Total
Borrowings ¹⁾	174.9	148.0	148.4	112.0	120.0	370.2	1,073.5
Interest payments related to scheduled interest fixing	41.0	32.5	26.7	24.5	19.5	18.4	162.6
Estimated variable interest payments ²⁾	6.3	5.3	6.1	6.2	7.5	8.9	40.3
Newbuilding installments ³⁾	—	—	—	—	—	—	—
Secondhand vessel commitments	190.4	0.0	—	—	—	—	190.4
Committed scrubber installations ⁴⁾	23.6	—	2.0	8.1	2.0	—	35.7
Trade payables and other obligations	85.0	—	—	—	—	2.7	87.7
Total	521.2	185.8	183.2	150.8	149.1	400.1	1,590.2

The following table summarizes the Group's contractual obligations as of December 31, 2022.

USDm	2023	2024	2025	2026	2027	Thereafter	Total
Borrowings ¹⁾	119.8	130.0	127.2	185.9	161.7	253.4	978.0
Interest payments related to scheduled interest fixing	34.8	30.6	24.7	18.0	14.1	22.1	144.3
Estimated variable interest payments ²⁾	3.3	1.6	2.5	2.2	5.5	11.1	26.2
Newbuilding installments ³⁾	—	—	—	—	—	—	—
Committed scrubber installations ⁴⁾	17.3	1.1	—	—	—	—	18.4
Trade payables and other obligations	81.6	—	—	—	—	2.5	84.1
Total	256.8	163.3	154.4	206.1	181.3	289.1	1,251.0

The following table summarizes the Group's contractual obligations as of December 31, 2021

USDm	2022	2023	2024	2025	2026	Thereafter	Total
Borrowings ¹⁾	211.7	129.9	139.3	134.2	181.4	351.9	1,148.4
Interest payments related to scheduled interest fixing	43.4	38.6	33.0	25.4	17.8	35.3	193.5
Estimated variable interest payments ²⁾	(0.3)	(0.8)	(0.7)	(0.1)	0.2	2.8	1.1
Newbuilding installments ³⁾	39.9	—	—	—	—	—	39.9
Committed scrubber installations ⁴⁾	8.1	0.5	—	—	—	—	8.6
Trade payables and other obligations	62.5	—	—	—	—	—	62.5
Total	365.3	168.2	171.6	159.5	199.4	390.0	1,454.0

¹⁾ The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 13.9m (2022: USD 11.1m. 2021: USD 13.0m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 9.0m (2022: USD 0.7m, 2021: USD 5.8m).
²⁾ Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.
³⁾ As of December 31, 2023, TORM had zero contracted newbuildings (2022: Zero, 2021: One). Commitments regarding newbuilding installments are in excess of the prepayments included in Note 8.
⁴⁾ Commitments for pollution reduction installations

Schedule of contractual rights
The following table summarizes the Group's contractual rights as of December 31, 2023

USDm	2024	2025	2026	2027	2028	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	37.8	24.1	—	—	—	—	61.9
Total	37.8	24.1	—	—	—	—	61.9

The following table summarizes the Group's contractual rights as of December 31, 2022

USDm	2023	2024	2025	2026	2027	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	2.1	—	—	—	—	—	2.1
Total	2.1	—	—	—	—	—	2.1

The following table summarizes the Group's contractual rights as of December 31, 2021

USDm	2022	2023	2024	2025	2026	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	21.6	—	—	—	—	—	21.6
Total	21.6	—	—	—	—	—	21.6

⁵⁾ Charter hire income for vessels on time charter is recognized under "Revenue". During the years revenue from time charter amounted to 43.8 (2022: 64.7, 2021: 90.7).